INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	Weighted Average Useful life	December 31,
	(Years)	2022	2021
Original Cost:

Technology	3.8-6	$10,113	$9,111
Backlog	2.8	1,877	1,877
Customer relationships	4.4	3,592	3,592
Software license	5	1,651	1,651
IP R&D	6	3,659	3,659

		$20,892	$19,890
Accumulated amortization:

Technology		$9,117	$9,111
Backlog		1,877	1,877
Customer relationships		3,592	3,592
Software license		660	330
IP R&D		2,135	1,525

		$17,381	$16,435

Amortized cost		$3,511	$3,455

Schedule of Estimated Amortization Expense
Year ending December 31,

2023	$1,107
2024	1,107
2025	802
Thereafter	495

Total	$3,511